Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2022 to December 31, 2023 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2022	513,510	$26,305

Granted	129,140	-

Accrual related to the fair value of the PSUs outstanding	-	14,414

Foreign exchange adjustment	-	(870)

Paid	(186,730)	(18,411)

Forfeited	(11,300)	(199)

At December 31, 2022	444,620	$21,239

Granted	135,690	-

Accrual related to the fair value of the PSUs outstanding	-	16,669

Foreign exchange adjustment	-	257

Paid	(191,980)	(16,675)

Forfeited	(15,870)	(364)

At December 31, 2023	372,460	$21,126

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2023 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2023	PSU Liability at Dec 31, 2023

2021	2024	126,590	$50.94	200%	93%	$12,013

2022	2025	118,240	$50.27	193%	60%	6,866

2023	2026	127,630	$49.51	133%	27%	2,247

		372,460				$21,126